Other liabilities (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Warrant outstanding, beginning	5,097,550	5,097,550
Shares granted share	(2,289,667)
Vested, end of year	2,807,883	5,097,550
Warrant outstanding, ending	2,807,883	5,097,550
Weighted average exercise price beginning balance	$ 4.50	$ 4.50
Weighted average exercise price ending balance	$ 4.50	$ 4.50
Performance Share Unit Plan [Member]
Statement [Line Items]
Warrant outstanding, beginning	895,166	787,584
Shares granted share		107,582
Shares expired	(895,166)
Warrant outstanding, ending		895,166
Weighted average exercise price beginning balance	$ 0.23	$ 1.36
Weighted average exercise price granted		0.23
Weighted average exercise price ending balance		0.23
Weighted average exercise price Vested, end of year	$ 0	$ 0